CAPITAL LEASE OBLIGATIONS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Capital lease, effective interest rate	5.56%
Capital lease, amount	$ 34,790	$ 47,308
Payments for leases	12,518	4,684
Future lease payments	34,790
Capital lease payments, due in one year	9,210
Capital lease payments, due after one year	$ 25,580
Capital lease term	5 years
Capital leased asset, cost	$ 53,139	53,139
Capital leased asset, accumulated amortization	37,084	47,712
Capital lease asset, net	$ 16,055	$ 5,427